Investment Risks	Apr. 01, 2026
Global X Funds | Global X Conscious Companies ETF | Associated Risks Related To Investing In Capital Allocation Leaders Risk Member
Prospectus [Line Items]
Risk [Text Block]
Associated Risks Related to Investing in Capital Allocation Leaders: The Fund invests in companies that meet the Underlying Index’s investment criteria by assessing their capital allocation practices and overall quality as determined by the Index Provider. The Fund may not be able to take advantage of certain investment opportunities due to these criteria, which may adversely affect investment performance and cause the Fund to underperform other funds that invest in companies not selected under these criteria. Additionally, there can be no guarantee that the companies identified by the Index Provider through the Morningstar Capital Allocation Rating system will be properly assessed as Capital Allocation Leaders or will maintain strong capital allocation characteristics over time. Companies identified as Capital Allocation Leaders may lose an Exemplary Rating due to factors such as changes in management decisions, competitive pressures, regulatory developments, economic and political conditions, or technological advancements.